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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 Form 13F

                            Form 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: 06/30/04
                                                   --------------
      Check here if Amendment [ ]; Amendment Number:
                                                   --------------
       This Amendment (Check only one.):     [ ] is a restatement.
                                             [ ] adds new holdings
                                                  entries.
      Institutional Investment Manager Filing this Report:

      Name:    Timeless Investment Management & Research, LLC
               ---------------------------------------------
      Address: 150 N. Michigan Ave.
               ---------------------------------------------
               32nd Floor
               ---------------------------------------------
               Chicago, IL 60601
               ---------------------------------------------

      Form 13F File Number:  28-10318
                               -----------------
      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

      Person Signing this Report on Behalf of Reporting Manager:

      Name:    Patrick J. Wolcott
               ---------------------------------------------
      Title:   Principal
               ---------------------------------------------
      Phone:   (312) 233-9932
               ---------------------------------------------

      Signature, Place, and Date of Signing

      /s/ Patrick J. Wolcott    Chicago, Illinois            August   , 2004
      ------------------------ ----------------------------- ----------------
      [Signature]              [City, State]                 [Date]

      Report Type (Check only one.):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
                                              ---------------
Form 13F Information Table Entry Total:                    34
                                              ---------------
Form 13F Information Table Value Total:       $243,707,595.44
                                              ---------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                                    FORM 13 F
 Name of Reporting Manager: Timeless Investment Management & Research, LLC, 2Q04


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                                                                            Investment Discretion          Voting Authority (Shares)
                                                                            ---------------------   Man-   -------------------------
                                                                                 (b)                agers
                         Title                  Fair            Shares of        Shared-As  (c)     See
                         of                     Market          Principal (a)    Defined in Shared- Instr. (a)     (b)       (c)
Name of Issuer           Class        CUSIP     Value           Amount    Sole   Instr. V   Other   V      Sole    Shared    None
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
                         Common:
Advo Inc                 Common Stock 007585102 $  7,637,440.00  232,000  232,000                         26,700            205,300
Bearing Point            Common Stock 074002106 $  4,864,308.00  548,400  548,400                         63,000            485,400
BJs Whsl Club            Common Stock 05548J106 $  7,085,000.00  283,400  283,400                         32,600            250,800
BOK Finl Corp            Common Stock 05561Q201 $  5,017,606.44  127,772  127,772                         14,787            112,985
Callaway Golf Co         Common Stock 131193104 $  8,505,000.00  750,000  750,000                         86,500            663,500
Catalina Marketing Corp  Common Stock 148867104 $ 10,024,749.00  548,100  548,100                         63,100            485,000
COHU Inc                 Common Stock 192576106 $  8,813,616.00  462,900  462,900                         53,300            409,600
Corus Bankshares         Common Stock 220873103 $  7,103,808.00  172,800  172,800                         19,800            153,000
Darden Restaurants       Common Stock 237194105 $  6,045,810.00  294,200  294,200                         33,800            260,400
Dentsply International   Common Stock 249030107 $  8,815,320.00  169,200  169,200                         19,600            149,600
Entegris                 Common Stock 29362U104 $  6,282,510.00  543,000  543,000                         62,600            480,400
Hasbro Inc               Common Stock 418056107 $  6,885,600.00  362,400  362,400                         41,700            320,700
Heartland Express Inc    Common Stock 422347104 $  8,656,704.00  316,400  316,400                         36,400            280,000
HNI Corp                 Common Stock 404251100 $  6,844,761.00  161,700  161,700                         18,600            143,100
IDEX Corp                Common Stock 45167R104 $  8,482,732.50  246,950  246,950                         28,400            218,550
Insight Enterprises      Common Stock 45765U103 $  5,853,696.00  329,600  329,600                         37,900            291,700
Invacare Corp            Common Stock 461203101 $  7,530,848.00  168,400  168,400                         19,400            149,000
Kaydon Corp              Common Stock 486587108 $  7,305,666.00  236,200  236,200                         27,100            209,100
Keane Inc Com            Common Stock 486665102 $  6,092,050.00  445,000  445,000                         51,200            393,800
Leapfrog Enterprises     Common Stock 52186N106 $  7,735,221.00  388,900  388,900                         44,700            344,200
Littelfuse               Common Stock 537008104 $  7,252,110.00  171,000  171,000                         19,700            151,300
Mettler Toledo Intl      Common Stock 592688105 $  7,621,614.00  155,100  155,100                         17,800            137,300
Nordson                  Common Stock 655663102 $  5,867,961.00  135,300  135,300                         15,500            119,800
Oshkosh B'Gosh           Common Stock 688222207 $  9,933,066.00  397,800  397,800                         45,700            352,100
Perrigo Co               Common Stock 714290103 $  6,537,062.00  344,600  344,600                         39,500            305,100
Plexus Corp              Common Stock 729132100 $  7,477,650.00  553,900  553,900                         63,800            490,100
Polo Ralph Lauren        Common Stock 731572103 $  6,858,995.00  199,100  199,100                         22,900            176,200
Renaissance Learning     Common Stock 75968L105 $  8,030,844.00  358,200  358,200                         41,300            316,900
Roper Inds               Common Stock 776696106 $  6,435,390.00  113,100  113,100                         13,000            100,100
Superior Inds            Common Stock 868168105 $  3,960,480.00  118,400  118,400                         13,800            104,600
Tetra Tech               Common Stock 88162G103 $  7,334,208.00  449,400  449,400                         51,700            397,700
Toys R Us                Common Stock 892335100 $  6,760,692.00  424,400  424,400                         48,800            375,600
Valassis Communications  Common Stock 918866104 $  6,596,755.00  216,500  216,500                         24,900            191,600
Werner Enterprises       Common Stock 950755108 $  7,458,322.50  353,475  353,475                         40,700            312,775
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                         Subtotal
                           Common               $243,707,595.44
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Preferred:
                         Subtotal
                           Preferred            $             -
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                         Grand Total            $243,707,595.44
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